Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Other Than Goodwill [Abstract]
Unfavorable lease terms	$ 0	$ 0	$ 317
Favorable lease terms charter-out	0	0	(776)
Total	$ 0	$ 0	$ (459)